FAIR VALUES - Summary of Disclosure of Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 6,421	€ 5,618
Level 2 | Fair value
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 6,720	€ 5,739